LIABILITIES PRESENTED AT FAIR VALUE, Warrants to Purchase Preferred Shares, Valuation Inputs (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Warrants to purchase preferred shares [Abstract]
Risk-free interest rate	2.21%	2.30%	2.52%
Expected volatility	82.00%	90.00%	80.00%
Expected life	3 years 3 months		3 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%
Ordinary Shares [Member]
Warrants to purchase preferred shares [Abstract]
Risk-free interest rate			2.50%
Expected volatility			80.00%
Expected life			3 years 6 months
Expected dividend yield			0.00%
Preferred F-2 Shares [Member]
Warrants to purchase preferred shares [Abstract]
Risk-free interest rate				1.50%
Expected volatility				90.00%
Expected life				4 years 6 months
Expected dividend yield				0.00%